CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, available to be designated	9,480,000	9,480,000	9,485,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,535,339	3,535,339	1,982,039
Common stock, shares outstanding	3,534,015	3,534,015	1,980,715
Treasury stock shares	1,324	1,324	1,324
Series A Convertible Preferred Stock [Member]
Series A redeemable convertible preferred stock, stated value per share	$ 10	$ 10	$ 10
Series A redeemable convertible preferred stock, shares designated	500,000	500,000	500,000
Series A redeemable convertible preferred stock, shares issued	0	0	0
Series A redeemable convertible preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30	$ 6.30
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	1,705	1,705	1,705
Preferred stock, shares outstanding	1,705	1,705	1,705
Preferred stock, conversion price per share	$ 7.00	$ 7.00	$ 7.00
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	4,500	0
Preferred stock, shares outstanding	4,500	0
Preferred stock, conversion price per share	$ 5.50	$ 5.50